UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 32.9%
	Consumer Staples – 4.0%
192,900	Dairy Farm International Holdings Ltd.[1]	$1,701,262
104,138	Diageo PLC	3,760,671
7,533	L'Oreal S.A.	1,777,551
66,236	Unilever PLC	3,589,497
		10,828,981
	Energy – 10.3%
41,682	Chevron Corp.	4,957,657
274,409	Ensco PLC - Class A1	1,555,899
16,955	EOG Resources, Inc.	1,751,621
243,766	Equinor A.S.A.	5,710,155
98,738	Marathon Oil Corp.	1,647,937
143,524	National Oilwell Varco, Inc.	4,608,556
302,658	Oil Search Ltd.	1,623,430
65,868	Parsley Energy, Inc. - Class A*	1,325,923
152,403	Royal Dutch Shell PLC - B Shares	4,666,915
		27,848,093
	Health Care – 9.5%
76,646	Baxter International, Inc.	5,254,083
23,291	Becton, Dickinson and Co.	5,886,800
61,900	Chugai Pharmaceutical Co., Ltd.	4,241,134
75,100	Hoya Corp.	4,590,066
65,500	Terumo Corp.	3,862,374
53,000	Tsumura & Co.	1,645,371
		25,479,828
	Industrials – 4.1%
86,737	CAE, Inc.	1,761,244
113,040	Fuji Electric Co., Ltd.	3,563,951
53,054	Hillenbrand, Inc.	2,350,823
16,885	Schindler Holding A.G.	3,386,729
		11,062,747
	Information Technology – 4.4%
100,626	Cisco Systems, Inc.	4,816,967
78,094	Intel Corp.	3,850,815
68,900	Nihon Unisys Ltd.	1,764,711
34,200	Nomura Research Institute Ltd.	1,505,629
		11,938,122
	Materials – 0.6%
26,841	Croda International PLC	1,672,751

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Total Common Stocks (Cost $85,731,671)	$88,830,522
	Exchange-Traded Funds – 22.0%
198,207	iShares 20+ Year Treasury Bond ETF	22,859,213
87,305	iShares 7-10 Year Treasury Bond ETF	8,885,903
195,745	iShares Short Treasury Bond ETF	21,623,950
5,022	ZKB Gold ETF - Class AA USD*1	5,873,230
	Total Exchange-Traded Funds (Cost $59,530,715)	59,242,296

	Mutual Funds – 1.4%
398,378	Sprott Physical Gold Trust*1	3,912,072
	Total Mutual Funds (Cost $4,235,236)	3,912,072

Principal Amount
	Government Bonds – 6.5%
	Canada – 6.5%
	Canadian Government Bond
$12,600,000	1.750%, 9/1/2019	9,465,599
10,700,000	1.750%, 5/1/2020	8,012,961
		17,478,560
	Total Government Bonds (Cost $18,177,413)	17,478,560
	U.S. Treasury Securities – 32.7%
	United States Treasury Floating Rate Note
17,000,000	2.454% (U.S. Treasury 3 Month Bill Money Market Yield+7.00 basis points), 4/30/2019[2]	17,010,081
18,200,000	2.432% (U.S. Treasury 3 Month Bill Money Market Yield+4.80 basis points), 10/31/2019[2]	18,213,013
18,100,000	2.384% (U.S. Treasury 3 Month Bill Money Market Yield+0.00 basis points), 1/31/2020[2]	18,107,041
18,300,000	2.417% (U.S. Treasury 3 Month Bill Money Market Yield+3.30 basis points), 4/30/2020[2]	18,309,388
16,700,000	2.427% (U.S. Treasury 3 Month Bill Money Market Yield+4.30 basis points), 7/31/2020[2]	16,709,602
	Total U.S. Treasury Securities (Cost $88,348,832)	88,349,125
	Short-Term Investments – 5.6%
15,094,248	Fidelity Institutional Government Portfolio - Class I, 2.07%[3]	15,094,248
	Total Short-Term Investments (Cost $15,094,248)	15,094,248

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018 (Unaudited)

Value
Total Investments – 101.1% (Cost $271,118,115)	$272,906,823

Liabilities in Excess of Other Assets – (1.1)%	(3,073,907)

Total Net Assets – 100.0%	$269,832,916

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Floating rate security.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 2, 2017, the Fund was known as Gavekal KL Allocation Fund. The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2018 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At November 30, 2018, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$271,226,087

Gross unrealized appreciation	$8,554,212
Gross unrealized depreciation	(6,873,476)

Net unrealized appreciation on investments	$1,680,736

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

November 30, 2018 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock
Consumer Staples	$-	$10,828,981	$-	$10,828,981
Energy	15,847,593	12,000,500	-	27,848,093
Health Care	11,140,883	14,338,945	-	25,479,828
Industrials	4,112,067	6,950,680	-	11,062,747
Information Technology	8,667,782	3,270,340	-	11,938,122
Materials	-	1,672,751	-	1,672,751
Exchange-Traded Funds	53,369,066	5,873,230	-	59,242,296
Mutual Funds	3,912,072	-	-	3,912,072
Government Bonds	17,478,560	-	-	17,478,560
U.S. Treasury Securities	-	88,349,125	-	88,349,125
Short-Term Investments	15,094,248	-	-	15,094,248
Total Investments	$129,622,271	$143,284,552	$-	$272,906,823

*	In accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $54,935,427 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	01/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	01/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	01/29/19